Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues
E-commerce	$ 3,181		$ 1,640	$ 6,300
Transaction verification services		191,403	325,627	499,890
Hosting		7,740	27,945
Total revenues	3,181	199,143	355,212	506,190
Power and mining expenses		(113,982)	(263,869)	(290,099)
Gross profit	3,181	85,161	91,343	216,091
Operating expenses (income):
Marketing	60	7,575	10,693	14,829
General and administrative	179,386	399,802	1,126,977	8,097,322
Fair value adjustments for digital currencies		(4,285)	(8,665)	3,442
Impairment loss on fixed assets			236,585
Depreciation and amortization	919	94,845	182,037	298,797
Total operating expenses	179,446	403,092	1,547,627	8,414,390
Net loss from operations	(176,265)	(317,931)	(1,456,284)	(8,198,299)
Other (expenses) income:
Impairment loss related to investment		(2,250,000)	(2,250,000)	(254,433)
Fair value adjustments for warrant liabilities	(33,172,886)	497,233	(25,266,593)	482,666
Fair value adjustments for convertible notes	(16,849,071)	35,010	2,096,700	(3,748)
Fair value adjustments for derivative liability shortfall of shares			(14,915,419)
Inducement expense				(58,380)
Interest expenses		(3,541)	(7,420)	(11,871)
Loss on issuance of Units			(250,000)	(1,050,911)
Gain on extinguishment of debt	15,873,067		837,369
Loss from lease termination	(177,389)
Liquidated damages	(693,000)		(3,102,750)
Loss on issuance of convertible notes and warrants				(952,060)
Other expenses		(112)	49,121
Total other expenses	(35,019,279)	(1,721,410)	(42,808,992)	(1,848,737)
Net loss	$ (35,195,544)	$ (2,039,341)	$ (44,265,276)	$ (10,047,036)
Net loss per share, basic and diluted	$ (1.78)	$ (0.72)	$ (4.89)	$ (4.89)
Weighted average number of shares outstanding, basic and diluted
Basic and diluted	19,730,929	2,841,342	9,058,785	2,777,608